Significant accounting policies - Summary of Property and Equipment (Details)	12 Months Ended
Jun. 30, 2023
Leasehold improvements, tradeshow equipment, software and books
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	5 years
Office furniture and computer equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	3 years
Office furniture and computer equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	5 years
Stockroom and production equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	3 years
Stockroom and production equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	7 years